Financial Instruments - Summary of Financial Assets and Liabilities Measured at Fair Value by Level within Fair Value Hierarchy (Detail) - USD ($) $ in Thousands	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurements of assets and liabilities [line items]
Cash and cash equivalents	$ 1,005,885	$ 1,085,581	$ 818,166	$ 540,217	$ 306,109	$ 546,527
Trade receivables from provisional concentrate sales, net of fair value adjustment	11,255		3,518
Long-term investments - common shares held	167,988	$ 127,468	98,190	$ 86,899	$ 245,678	$ 246,026
Long-term investments - warrants held	3,543		785
Total net financial assets measured at fair value	1,188,671		920,659
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Long-term investments - common shares held	167,988		98,190
Level 1 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Cash and cash equivalents	1,005,885		818,166
Total net financial assets measured at fair value	1,173,873		916,356
Level 1 [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Long-term investments - common shares held	167,988		98,190
Level 2 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Trade receivables from provisional concentrate sales, net of fair value adjustment	11,255		3,518
Long-term investments - warrants held	3,543		785
Total net financial assets measured at fair value	14,798		4,303
Level 3 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Total net financial assets measured at fair value	$ 0		$ 0